CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,561
Cost of revenue	9,926
Gross profit (loss)	(1,365)
Operating expenses:
Sales and Marketing	26,616	13,818
Research & Development	397,109	433,743
General and Administrative	5,307,671	1,286,118
Total operating expenses	5,731,396	1,733,679
Operating loss	(5,732,761)	(1,733,679)
Other income (expense):
Interest expense	(15,468)	(15,438)
Other income (expense)	290,466	(753)
Total other income (expense)	274,998	(16,191)
Loss before income taxes	(5,457,763)	(1,749,870)
Net loss	(5,457,763)	(1,749,870)
Net loss attributable to non-controlling interest	(269)	(41,043)
Net loss attributable to Virax	(5,457,494)	(1,708,827)
Other comprehensive (loss)
Foreign currency adjustment	(111)	(965)
Comprehensive loss	(5,457,652)	(1,748,905)
Comprehensive income, attributable to non-controlling interests	(269)	(78,065)
Comprehensive loss attributable to Virax	$ (5,457,383)	$ (1,670,840)
Basic and diluted weighted average shares outstanding
Ordinary shares	10,629,835	9,563,260
Diluted ordinary shares	10,629,835	9,563,260
Basic and diluted net loss per share
Basic net loss per share	$ (0.51)	$ (0.18)
Diluted net loss per share	$ (0.51)	$ (0.18)